Equity-Based Compensation (Details) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)
Equity-Based Compensation [Line Items]
Total (in Dollars)		$ 3,009	$ 158	$ 4,291	$ 192
Restricted Stock Units (RSUs) [Member]
Equity-Based Compensation [Line Items]
Total (in Dollars)	[1]	3,209		$ 3,209
Director [Member] | Restricted Stock Units (RSUs) [Member]
Equity-Based Compensation [Line Items]
Conversion ratio				1
CEO [Member] | Restricted Stock Units (RSUs) [Member]
Equity-Based Compensation [Line Items]
Total (in Dollars)		$ 1,600		$ 1,600
Share-Based Payment Arrangement, Employee [Member] | Restricted Stock Units (RSUs) [Member]
Equity-Based Compensation [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period				3 years
Share-Based Payment Arrangement, Nonemployee [Member] | Director [Member] | Restricted Stock Units (RSUs) [Member]
Equity-Based Compensation [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period				1 year
2024 Omnibus Incentive Plan [Member]
Equity-Based Compensation [Line Items]
Common stock reserved for future issuance | shares		13,000,000		13,000,000
Number of units, right to receive | shares		1		1

[1]	The Company recognized $1.6 million during the three and nine months ended September 30, 2025 related to the modification of an equity award of the Company’s former Chief Executive Officer (“CEO”).